                            Beth A. Brown
                                                                    Counsel
Allstate Life Insurance Company
Phone: 847.402.7855
Fax:  847.402.5837
Email: bbrown2@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.           For the Registration Statements shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.           The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                                Depositor                                                      1940 Act #                        Registration
                      Statement

Allstate Financial                                                 Allstate Life Insurance                                   811-09327                  333-114560
Advisors Separate Account I                            Company                                                                                                   333-114561
                    333-114562
                    333-102934

You may direct any questions regarding this filing to the undersigned at (847) 402-7855.

Very truly yours,

/s/BETH A. BROWN
 Beth A. Brown